Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of financing receivables
A summary of financing receivables included in the consolidated balance sheets as of December 31, 2018 and 2017 is as follows:

	2018	2017
	(in millions)
Retail	$9,350	$9,725
Wholesale	9,749	10,001
Other	68	69
Total	$19,167	$19,795

Schedule of maturities of financing receivables	Contractual maturities of financing receivables as of December 31, 2018 are as follows:

Amount
(in millions)
2019	$12,809
2020	2,363
2021	1,691
2022	1,227
2023	859
2024 and thereafter	218
Total	$19,167

Schedule of aging of receivables
The aging of financing receivables as of December 31, 2018 and 2017 is as follows (in millions):

	2018
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail

North America	$21	$5	$—	$26	$6,285	$6,311	$12	$6,323
EMEA	1	—	10	11	164	175	40	215
LATAM	11	9	7	27	1,885	1,912	83	1,995
APAC	2	1	—	3	814	817	—	817
Total Retail	$35	$15	$17	$67	$9,148	$9,215	$135	$9,350
Wholesale
North America	$—	$—	$—	$—	$3,613	$3,613	$18	$3,631
EMEA	20	9	—	29	4,727	4,756	—	4,756
LATAM	—	—	—	—	656	656	—	656
APAC	7	3	$—	10	696	706	—	706
Total Wholesale	$27	$12	$—	$39	$9,692	$9,731	$18	$9,749

	2017
	31-60 Days Past Due	61-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non Performing	Total
Retail

North America	$26	$9	$—	$35	$6,671	$6,706	$25	$6,731
EMEA	3	4	4	11	261	272	—	272
LATAM	8	—	—	8	1,851	1,859	40	1,899
APAC	—	—	—	—	823	823	—	823
Total Retail	$37	$13	$4	$54	$9,606	$9,660	$65	$9,725
Wholesale
North America	$—	$—	$—	$—	$3,651	$3,651	$41	$3,692
EMEA	23	12	4	39	5,061	5,100	9	5,109
LATAM	—	—	—	—	613	613	—	613
APAC	4	—	—	4	583	587	—	587
Total Wholesale	$27	$12	$4	$43	$9,908	$9,951	$50	$10,001

Schedule of allowance for credit loss
Allowance for credit losses activity for the three years ended December 31, 2018, 2017 and 2016 is as follows (in millions):

	December 31, 2018
	Retail	Wholesale
Opening balance	$383	$200
Provision	53	(5)
Charge-offs, net of recoveries	(85)	(15)
Foreign currency translation and other	(25)	(16)
Ending balance	326	164
Ending balance: Individually evaluated for impairment	204	135
Ending balance: Collectively evaluated for impairment	122	29
Receivables:
Ending balance	9,350	9,749
Ending balance: Individually evaluated for impairment	359	314
Ending balance: Collectively evaluated for impairment	$8,991	$9,435

	December 31, 2017
	Retail	Wholesale
Opening balance	$374	$200
Provision	72	11
Charge-offs, net of recoveries	(103)	(15)
Foreign currency translation and other	40	4
Ending balance	383	200
Ending balance: Individually evaluated for impairment	212	164
Ending balance: Collectively evaluated for impairment	171	36
Receivables:
Ending balance	9,725	10,001
Ending balance: Individually evaluated for impairment	347	540
Ending balance: Collectively evaluated for impairment	$9,378	$9,461

	December 31, 2016
	Retail	Wholesale
Opening balance	$394	$158
Provision	52	60
Charge-offs, net of recoveries	(82)	(14)
Foreign currency translation and other	10	(4)
Ending balance	374	200
Ending balance: Individually evaluated for impairment	179	149
Ending balance: Collectively evaluated for impairment	195	51
Receivables:
Ending balance	9,949	8,535
Ending balance: Individually evaluated for impairment	317	491
Ending balance: Collectively evaluated for impairment	$9,632	$8,044

Schedule of financing receivable impairment
Financing receivables are considered impaired when it is probable the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Impaired receivables are generally classified as non-performing.

	2018				2017
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With an allowance recorded
Retail
North America	$31	$30	$16	$33	$39	$37	$18	$41
EMEA	$234	$234	$167	$249	$260	$260	$170	$277
LATAM	$91	$91	$20	$88	$45	$45	$22	$32
APAC	$3	$3	$1	$4	$3	$3	$2	$2
Wholesale
North America	$25	$23	$5	$27	$44	$44	$3	$49
EMEA	$256	$256	$107	$260	$457	$457	$134	$443
LATAM	$23	$14	$16	$26	$30	$17	$21	$28
APAC	$10	$10	$7	$9	$9	$9	$6	$4
Total
Retail	$359	$358	$204	$374	$347	$345	$212	$352
Wholesale	$314	$303	$135	$322	$540	$527	$164	$524

Schedule of carrying amount of restricted assets
At December 31, 2018 and 2017, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	2018	2017
Retail note and finance lease receivables	$6,371	$6,833
Wholesale receivables	7,052	7,189
Total	$13,423	$14,022